Income Taxes (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Income Taxes
Current tax	$ 136	$ 63,009
Deferred income tax expense/(benefit)	1,073	153
Income tax expense	1,209	63,162
PRC
Income Taxes
Current tax	126	62,982
Deferred income tax expense/(benefit)	862	(61)
Others
Income Taxes
Current tax	10	27
Deferred income tax expense/(benefit)	$ 211	$ 214